Segmented Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segmented Information

16. SEGMENTED INFORMATION

The Company formerly operated in one business segment: hotel booking services. Accordingly, the Company did not have separately reportable segments in previous periods. In September 2015, the Company started to develop a gingko plantation cultivation business in China. In October 2015, the Company incorporated Globalink Zhejiang, whose business is to research and develop technologies in relation to gingko trees and other economic plants.

As of December 31, 2015, management of the Company has determined that the Company is organized into three main business segments: hotel booking services, gingko plantation cultivation and bio-technology research and development.

The table below provides information regarding the Company’s identified segments for the year ended December 31, 2015:

	Hotel booking	Gingko plantation	Research and development	Totals
Revenue	$305,651	$—	$—	$305,651
Operating loss	$(119,069)	$(143,529)	$(15,692)	$(278,290)
Fixed assets	$—	$52,355	$2,047	$54,402
Construction in progress	$—	$12,884	$—	$12,884
Growing crops	$—	$132,168	$—	$132,168